Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Noncash or Part Noncash Acquisitions [Line Items]
Cash paid for interest	$ 5,731,120	$ 3,059,277	$ 16,560,487	$ 6,861,212
Cash paid for income taxes			5,132,280	5,885,899
Change in construction accrued expenses			$ 94,556	(1,787,111)
M J Distributing C201 Llc And M J Distributing P132 Llc [Member]
Noncash Investing and Financing Items [Abstract]
Acquisition of Nevada through issuance of SVS				1,385,239
Acquisition of Nevada through restricted cash and deferred acquisition costs				1,620,636
Charm City Medicus Llc [Member]
Noncash Investing and Financing Items [Abstract]
Acquisition of Nevada through issuance of SVS				1,367,590
Acquisition of Charm City through issuance of note payable				$ 2,000,000